CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and amounts due from depository institutions	$ 2,445	$ 3,001	$ 2,808
Interest-bearing deposits	31,167	78,272	51,021
Total cash and cash equivalents	33,612	81,273	53,829
Investment and mortgage-backed securities available for sale (amortized cost - March 31, 2013, $61,330; September 30, 2012, $64,030; September 30, 2011, $71,955)	62,715	65,975	75,370
Investment and mortgage-backed securities held to maturity (fair value - March 31, 2013, $90,182; September 30, 2012, $66,401; September 30, 2011, $112,721)	87,976	63,110	108,956
Loans receivable - net of allowance for loan losses (March 31, 2013, $2,512; September 30, 2012, $1,881; September 30, 2011, $3,364)	278,237	260,684	240,511
Accrued interest receivable	1,833	1,661	2,026
Real estate owned	1,258	1,972	2,268
Federal Home Loan Bank stock - at cost	1,659	2,239	2,887
Office properties and equipment - net	1,565	1,688	1,816
Bank owned life insurance	7,022	6,919	6,180
Deferred income taxes, net	1,968	2,749	3,211
Prepaid expenses and other assets	1,258	2,234	2,483
TOTAL ASSETS	479,103	490,504	499,537
Deposits:
Non-interest-bearing	3,116	3,711	3,847
Interest-bearing	412,981	421,891	432,167
Total deposits	416,097	425,602	436,014
Advances from Federal Home Loan Bank	340	483	570
Accrued interest payable	747	2,382	2,420
Advances from borrowers for taxes and insurance	1,266	1,273	1,090
Accounts payable and accrued expenses	473	933	1,991
Total liabilities	418,923	430,673	442,085
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value, 10,000,000 shares authorized; none issued
Common stock, $.01 par value, 40,000,000 shares authorized; issued 12,563,750; outstanding - 10,023,495 at March 31, 2013, September 30, 2012 and 2011	126	126	126
Additional paid-in capital	54,932	54,610	54,078
Unearned Employee Stock Ownership Plan ("ESOP") shares	(2,676)	(2,787)	(3,011)
Treasury stock, at cost: 2,540,255 shares at March 31, 2013, and September 30, 2012 and 2011.	(31,625)	(31,625)	(31,625)
Retained earnings (substantially restricted)	38,510	38,224	35,631
Accumulated other comprehensive income	913	1,283	2,253
Total stockholders' equity	60,180	59,831	57,452
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 479,103	$ 490,504	$ 499,537